T. ROWE PRICE Spectrum Moderate Allocation Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.3%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.16%, 4/15/35 (1) 250,000 250
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 300,000 300
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 76,317 76
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 495,000 499
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 210,000 212
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 155,000 156
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 575,000 575
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 211,104 213
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 232,881 234
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 435,574 438
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 315
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 204
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 435,000 435
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 111

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 2,792 3
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.825%, 1/20/39 (1) 675,000 675
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 87,450 88
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87,450 88
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.967%, 7/27/48 (1) 582,775 582
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/34 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 36,962 37
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  75,000 75
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 210
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 182
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  110,000 111
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  110,000 111

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 107
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 151
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 246
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  50,000 51
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  570,000 577
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  40,000 41
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.917%, 1/20/39 (1) 370,000 371
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 194,884 197
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 325,000 326
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 66,489 67
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 548
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 101
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 55,000 55
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 69,030 69
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 196,518 195
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  115,000 115
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 92,950 92
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 62,325 65
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 53,092 55
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.916%, 1/20/39 (1) 340,000 341
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 189
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 117

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 82
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  58,139 59
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  140,000 141
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  175,000 175
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  200,000 201
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 145
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 694
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 191,000 180
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 225,056 233
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 41,951 42
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 80,026 81
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 101,274 103

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 168,626 170
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 30
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  60,000 60
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 320,000 321
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 265,000 265
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 100
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 432
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 204,068 207
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 48,257 50
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 43,870 45
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 320
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 150,000 150
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 295,000 295
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/20/39 (1) 310,000 311
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 100
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 140,958 141
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.37%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 106
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 53,782 54
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 195,331 196
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 20,101 20
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 476
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 250,000 250
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 210,851 211
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.222%, 4/15/37 (1) 465,000 465
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 10/15/39 (1) 260,000 260

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 224,840 227
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  21,792 22
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  124,917 125
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  315,000 317
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  125,000 125
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  185,000 186
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 111,962 112
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 236
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 250,000 250
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 376,000 387
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 98,709 100
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 408,004 385
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 194,501 197

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 52
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 125,000 126
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 106
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 625,000 625
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 133,356 131
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 165,000 166
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 90,000 91
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 14,000 14
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 150,000 151
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 120,502 121
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 250,000 250
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  300,000 306
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,646 112

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.812%, 1/15/35 (1) 295,000 295
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 43,944 44
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 63,560 65
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.838%, 4/20/38 (1) 620,000 620
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 305,000 306
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
Total Asset-Backed Securities (Cost $27,395) 27,558
BOND FUNDS  18.0%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.82% (2)
(3) 10,730,798 80,374
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.58% (2)(3) 6,269,370 62,505
T. Rowe Price Inflation Protected Bond Fund - I Class,
0.77% (2)(3) 845,371 8,826
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.48% (2)(3) 2,432,385 22,451
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.99% (2)(3) 6,899,346 54,643
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.08% (2)(3) 11,050,343 95,254
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.35% (2)(3) 2,176,250 10,272
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.58% (2)(3) 5,842,595 43,293
Total Bond Funds (Cost $407,076) 377,618
COMMON STOCKS  50.5%
COMMUNICATION SERVICES  3.9%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  672,380 1,960

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GCI Liberty, Class C (4) 1,529 60
KT (KRW)  38,645 1,788
Telstra Group (AUD)  330,277 1,218
Uniti Group (4) 70,227 514
5,540
Entertainment  0.6%
Atlanta Braves Holdings, Class C (4) 9,039 395
Madison Square Garden Sports (4) 2,010 666
Netflix (4) 83,050 7,993
Nintendo (JPY)  21,600 1,222
Walt Disney  24,700 2,619
12,895
Interactive Media & Services  2.6%
Alphabet, Class A  29,196 9,102
Alphabet, Class C  93,545 29,133
Meta Platforms, Class A  23,226 15,055
Pinterest, Class A (4) 37,409 641
Reddit, Class A (4) 223 32
Tencent Holdings (HKD)  10,400 684
54,647
Wireless Telecommunication Services  0.4%
KDDI (JPY)  119,200 2,047
T-Mobile U.S.  33,732 7,323
9,370
Total Communication Services 82,452
CONSUMER DISCRETIONARY  5.2%
Automobile Components  0.1%
Autoliv, SDR (SEK)  9,267 1,101
Patrick Industries  1,827 226
1,327
Automobiles  0.5%
Suzuki Motor (JPY)  99,300 1,502
Tesla (4) 15,742 6,336
Toyota Motor (JPY)  147,600 3,576
11,414
Broadline Retail  1.2%
Alibaba Group Holding (HKD)  37,636 681
Amazon.com (4) 91,670 19,251
Isetan Mitsukoshi Holdings (JPY) (5) 94,400 1,853
Next (GBP)  9,507 1,732

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Savers Value Village (4) 33,471 316
Sea, ADR (4) 17,221 1,868
25,701
Diversified Consumer Services  0.1%
Liberty Live Holdings, Class C (4) 29,744 2,964
2,964
Hotels, Restaurants & Leisure  1.1%
Airbnb, Class A (4) 9,267 1,252
Amadeus IT Group (EUR)  20,070 1,241
Booking Holdings  1,507 6,389
Cava Group (4) 180 15
Chipotle Mexican Grill (4) 27,368 1,019
Compass Group (GBP)  90,992 2,786
DoorDash, Class A (4) 4,716 832
Dutch Bros, Class A (4) 5,867 315
Life Time Group Holdings (4) 14,291 386
McDonald's  17,252 5,884
Planet Fitness, Class A (4) 14,591 1,199
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(6)(7)(8) 51,774 175
Wingstop  1,578 409
Wyndham Hotels & Resorts  5,009 410
22,312
Household Durables  0.4%
Installed Building Products  1,193 391
Panasonic Holdings (JPY)  82,700 1,334
Persimmon (GBP)  35,255 715
PulteGroup  11,304 1,551
Sony Group (JPY)  146,500 3,368
Toll Brothers  6,756 1,062
8,421
Specialty Retail  1.5%
AutoZone (4) 886 3,327
Boot Barn Holdings (4) 1,169 221
Burlington Stores (4) 1,224 376
Carvana (4) 24,007 8,022
Floor & Decor Holdings, Class A (4) 6,124 423
Home Depot  5,668 2,158
Kingfisher (GBP)  266,987 1,343
Lowe's  17,300 4,577
O'Reilly Automotive (4) 13,739 1,290
Ross Stores  5,448 1,120

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TJX  21,629 3,497
Tractor Supply  48,638 2,521
Ulta Beauty (4) 2,963 2,029
Urban Outfitters (4) 2,305 153
31,057
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY) (5) 79,400 2,433
Birkenstock Holding (4) 14,893 620
Kering (EUR)  4,401 1,476
Kontoor Brands  3,134 205
Moncler (EUR)  20,841 1,438
Samsonite Group (HKD)  87,900 216
6,388
Total Consumer Discretionary 109,584
CONSUMER STAPLES  2.3%
Beverages  0.2%
Coca-Cola  25,054 2,044
Diageo (GBP)  65,152 1,461
3,505
Consumer Staples Distribution & Retail  0.4%
BJ's Wholesale Club Holdings (4) 3,504 346
Dollar Tree (4) 26,413 3,341
Grocery Outlet Holding (4) 61,857 611
PriceSmart  1,009 156
Seven & i Holdings (JPY) (5) 96,000 1,354
Tsuruha Holdings (JPY) (5) 39,200 661
U.S. Foods Holding (4) 15,721 1,519
7,988
Food Products  0.7%
Ajinomoto (JPY)  48,900 1,555
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $128 (4)(6)(7) 6,905 —
Magnum Ice Cream (GBP) (4) 47,787 757
Mondelez International, Class A  103,603 6,380
Nestle (CHF)  45,649 4,988
Simply Good Foods (4) 3,585 61
13,741
Household Products  0.5%
Colgate-Palmolive  29,709 2,945
Procter & Gamble  48,651 8,135
11,080

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.4%
L'Oreal (EUR)  4,205 1,970
Olaplex Holdings (4) 135,843 219
Unilever (GBP)  84,901 6,239
8,428
Tobacco  0.1%
Philip Morris International  6,811 1,272
Turning Point Brands  845 116
1,388
Total Consumer Staples 46,130
ENERGY  2.2%
Energy Equipment & Services  0.5%
Cactus, Class A  2,604 141
Liberty Energy  5,145 145
National Energy Services Reunited (4) 2,406 60
SLB  90,501 4,646
TechnipFMC  79,495 5,271
Weatherford International  4,515 476
10,739
Oil, Gas & Consumable Fuels  1.7%
Canadian Natural Resources (CAD) (5) 35,200 1,540
Canadian Natural Resources  23,867 1,045
Cenovus Energy (CAD) (5) 40,515 903
Cenovus Energy  40,900 912
Chevron  20,929 3,909
ConocoPhillips  58,796 6,671
Denison Mines (CAD) (4) 45,837 191
Equinor (NOK)  30,684 919
Expand Energy  8,341 900
Exxon Mobil  13,926 2,124
Golar LNG  15,378 684
Magnolia Oil & Gas, Class A  6,847 190
PBF Energy, Class A  4,201 150
Range Resources  74,063 3,057
Shell, ADR  52,436 4,379
TotalEnergies (EUR)  54,242 4,345
Valero Energy  18,942 3,876
Viper Energy, Class A  10,322 480
36,275
Total Energy 47,014

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  8.4%
Banks  3.7%
ABN AMRO Bank, CVA (EUR)  24,622 825
ANZ Group Holdings (AUD)  92,040 2,620
Atlantic Union Bankshares  13,667 506
Banc of California  39,485 729
Banco Bilbao Vizcaya Argentaria (EUR)  105,439 2,442
Banco Santander (EUR)  265,459 3,348
Bank of America  135,891 6,771
Barclays (GBP)  339,679 2,062
BAWAG Group (EUR)  4,433 687
Citigroup  19,913 2,194
Columbia Banking System  29,103 828
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $309 (4)
(6)(7) 3,002 316
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (4)(6)(7) 554 —
DBS Group Holdings (SGD)  53,306 2,401
Dime Community Bancshares  11,236 363
DNB Bank (NOK)  67,133 2,125
East West Bancorp  9,121 998
Eastern Bankshares  42,170 825
Equity Bancshares, Class A  8,820 396
Erste Group Bank (EUR)  12,281 1,458
FB Financial  9,014 493
Fifth Third Bancorp  46,294 2,290
Five Star Bancorp  11,830 461
Flagstar Bank  34,141 433
HDFC Bank (INR)  137,169 1,341
Home BancShares  12,719 349
Huntington Bancshares  47,900 805
ING Groep (EUR)  78,664 2,270
Intesa Sanpaolo (EUR)  254,292 1,745
JPMorgan Chase  38,713 11,625
Kearny Financial  15,929 122
Live Oak Bancshares  12,866 467
Lloyds Banking Group (GBP)  1,836,082 2,508
Mitsubishi UFJ Financial Group (JPY)  211,400 3,924
National Bank of Canada (CAD)  9,296 1,297
OceanFirst Financial  12,896 233
Prosperity Bancshares  7,938 559
Resona Holdings (JPY)  86,500 1,055
Skandinaviska Enskilda Banken, Class A (SEK)  91,976 1,956

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Societe Generale (EUR)  33,066 2,865
SOUTHSTATE BANK  8,855 874
Standard Chartered (GBP)  104,142 2,569
Sumitomo Mitsui Trust Group (JPY)  52,494 1,830
Texas Capital Bancshares (4) 8,336 794
UniCredit (EUR)  30,320 2,582
USCB Financial Holdings  7,853 149
Western Alliance Bancorp  7,228 581
78,071
Capital Markets  1.5%
3i Group (GBP)  29,486 1,317
Bridgepoint Group (GBP)  205,859 694
Brookfield (CAD)  33,249 1,458
Cboe Global Markets  2,055 616
Charles Schwab  61,773 5,881
CME Group  3,218 1,028
CVC Capital Partners (EUR) (5) 47,386 676
Goldman Sachs Group  4,942 4,248
Hamilton Lane, Class A  3,524 370
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (4)(6)(7) 9,842 167
Intercontinental Exchange  21,854 3,587
Macquarie Group (AUD)  10,460 1,587
Miami International Holdings (4) 17,637 751
Moody's  1,356 648
Morgan Stanley  16,450 2,739
PJT Partners, Class A  763 113
StoneX Group (4) 5,420 691
TMX Group (CAD)  26,653 899
Tradeweb Markets, Class A  12,362 1,524
UBS Group (CHF)  46,300 1,924
30,918
Consumer Finance  0.2%
American Express  14,231 4,396
4,396
Financial Services  1.4%
Adyen (EUR) (4) 671 788
Apollo Global Management  3,556 372
Berkshire Hathaway, Class B (4) 14,405 7,274
Klarna Group (4) 9,294 126
Marqeta, Class A (4) 111,374 428
Mastercard, Class A  9,497 4,912
ORIX (JPY)  35,500 1,246

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PennyMac Financial Services  10,830 995
Rocket, Class A  28,779 523
Visa, Class A  40,953 13,111
29,775
Insurance  1.5%
Admiral Group (GBP)  27,525 1,100
AIA Group (HKD)  165,800 1,829
Allstate  13,180 2,827
Aviva (GBP)  172,187 1,587
AXA (EUR)  46,446 2,271
Chubb  16,646 5,674
Definity Financial (CAD) (5) 45,533 2,279
Generali (EUR)  21,478 915
Goosehead Insurance, Class A (4) 7,564 410
Hagerty, Class A (4) 17,563 206
Mandatum (EUR)  117,135 945
Marsh & McLennan  3,570 667
MetLife  15,110 1,089
Neptune Insurance Holdings, Class A (4) 19,305 402
Progressive  9,334 1,994
RLI  4,079 254
Root, Class A (4) 3,506 182
Sampo, Class A (EUR)  181,828 2,015
Tokio Marine Holdings (JPY)  46,600 1,935
Travelers  4,111 1,269
TWFG (4) 10,919 222
White Mountains Insurance Group  172 382
30,454
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  34,187 795
HA Sustainable Infrastructure Capital  11,048 403
1,198
Total Financials 174,812
HEALTH CARE  5.5%
Biotechnology  1.1%
AbbVie  10,770 2,499
Argenx, ADR (4) 2,104 1,614
Bicara Therapeutics (4) 27,746 466
Black Diamond Therapeutics (4) 35,222 87
CG oncology (4) 4,045 238
Cytokinetics (4) 14,283 889
Denali Therapeutics (4) 26,771 567

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dyne Therapeutics (4) 74,427 1,163
Erasca (4) 58,296 796
Gilead Sciences  49,633 7,393
Immatics (4) 72,006 745
Immunocore Holdings, ADR (4) 11,338 366
Immunome (4) 70,487 1,541
Immunovant (4) 21,100 585
Ionis Pharmaceuticals (4) 435 35
Kodiak Sciences (4) 2,408 64
Kymera Therapeutics (4) 7,542 689
MapLight Therapeutics (4) 8,300 143
Nuvalent, Class A (4) 4,342 443
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $132 (4)(7)(9) 13,156 150
Praxis Precision Medicines (4) 1,056 356
Prime Medicine (4) 16,668 77
Regeneron Pharmaceuticals  2,091 1,634
Shattuck Labs (4) 26,862 105
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (4)(6)(7) 1,646 12
Vaxcyte (4) 8,844 546
Xenon Pharmaceuticals (4) 2,802 121
23,324
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  34,057 3,963
EssilorLuxottica (EUR)  5,141 1,361
Hoya (JPY)  7,500 1,355
Intuitive Surgical (4) 6,090 3,066
iRadimed  704 73
Koninklijke Philips (EUR)  70,771 2,268
Medline, Class A (4) 5,061 240
Neogen (4) 42,274 475
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(6)
(7) 51,080 16
PROCEPT BioRobotics (4) 17,561 398
QuidelOrtho (4) 20,651 470
Siemens Healthineers (EUR)  36,375 1,804
Sonova Holding (CHF)  2,075 541
STERIS  4,991 1,259
Stryker  2,809 1,088
Ypsomed Holding (CHF) (5) 578 200
18,577

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  1.3%
Alignment Healthcare (4) 51,299 986
BrightSpring Health Services (4) 25,241 1,046
Cencora  16,273 6,056
CVS Health  9,192 734
Elevance Health  6,301 2,016
Encompass Health  11,691 1,261
Ensign Group  2,070 443
GeneDx Holdings (4) 1,029 82
Molina Healthcare (4) 1,914 295
Oscar Health, Class A (4) 19,469 266
Quest Diagnostics  16,227 3,439
Surgery Partners (4) 11,440 177
Tenet Healthcare (4) 15,276 3,657
UnitedHealth Group  24,416 7,161
27,619
Health Care Technology  0.0%
Veeva Systems, Class A (4) 4,147 755
755
Life Sciences Tools & Services  0.4%
BioLife Solutions (4) 29,393 711
Bio-Techne  6,953 410
Danaher  6,265 1,320
Maravai LifeSciences Holdings, Class A (4) 22,621 80
Mettler-Toledo International (4) 1,157 1,581
Personalis (4) 39,331 356
Repligen (4) 4,465 575
Revvity  22,671 2,229
Sotera Health (4) 29,645 482
Stevanato Group  20,919 325
Thermo Fisher Scientific  2,348 1,224
9,293
Pharmaceuticals  1.8%
AstraZeneca  37,358 7,787
Axsome Therapeutics (4) 80 13
Chugai Pharmaceutical (JPY)  37,900 2,556
Elanco Animal Health (4) 57,039 1,506
Eli Lilly  7,028 7,393
Johnson & Johnson  14,283 3,548
Merck  11,117 1,377
Novartis (CHF)  25,881 4,352
Novo Nordisk, Class B (DKK)  51,045 1,931

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roche Holding (CHF)  10,439 4,968
Sanofi (EUR)  18,807 1,839
37,270
Total Health Care 116,838
INDUSTRIALS & BUSINESS SERVICES  7.5%
Aerospace & Defense  1.2%
Airbus (EUR)  13,978 3,035
Beta Technologies, Class A (4) 11,017 207
CSG (EUR) (4) 7,169 270
General Electric  22,967 7,861
Karman Holdings (4) 3,749 330
Kratos Defense & Security Solutions (4) 4,530 391
Leonardo DRS  2,541 110
Loar Holdings (4) 15,863 1,123
Melrose Industries (GBP)  97,913 745
Mercury Systems (4) 5,805 517
Northrop Grumman  1,670 1,210
Rheinmetall (EUR)  914 1,808
Rolls-Royce Holdings (GBP)  149,137 2,682
Safran (EUR)  6,342 2,554
TransDigm Group  396 516
VSE  11,399 2,588
25,947
Building Products  0.1%
Advanced Drainage Systems  792 136
AZZ  7,292 991
CSW Industrials  1,446 426
Kingspan Group (EUR)  7,551 747
Simpson Manufacturing  768 149
2,449
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (4) 7,110 662
Cintas  2,846 572
Clean Harbors (4) 2,158 633
Element Fleet Management (CAD)  65,495 1,560
MSA Safety  2,080 407
OPENLANE (4) 5,446 155
Republic Services  19,780 4,530
Secure Waste Infrastructure (CAD) (5) 31,608 438
8,957

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.3%
API Group (4) 33,743 1,500
Arcosa  6,795 730
MYR Group (4) 1,061 287
Shimizu (JPY)  58,400 1,305
Vinci (EUR)  11,038 1,832
WillScot Holdings  19,668 425
6,079
Electrical Equipment  0.9%
ABB (CHF)  31,320 2,917
AMETEK  21,142 5,058
Fujikura (JPY)  6,600 1,127
GE Vernova  2,536 2,215
Legrand (EUR)  7,371 1,335
Mitsubishi Electric (JPY)  77,900 2,965
Prysmian (EUR)  25,809 3,109
18,726
Ground Transportation  0.6%
CSX  105,082 4,486
Norfolk Southern  6,522 2,052
Old Dominion Freight Line  25,452 5,168
Saia (4) 1,556 631
12,337
Industrial Conglomerates  0.6%
Hitachi (JPY)  99,000 3,241
Siemens (EUR)  25,215 7,291
SK Square (KRW) (4) 3,459 1,552
12,084
Machinery  2.5%
Alliance Laundry Holdings (4) 6,805 153
Atmus Filtration Technologies  9,627 621
Caterpillar  7,979 5,927
CECO Environmental (4) 6,529 395
Crane  1,624 326
Deere  16,498 10,389
Enpro  2,341 605
Esab  13,986 1,765
ESCO Technologies  1,045 290
Federal Signal  2,226 259
Flowserve  3,262 289
Graco  4,346 408

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  16,505 1,554
JBT Marel  3,263 502
Kadant  455 154
KION Group (EUR)  17,358 1,178
Komatsu (JPY)  18,100 869
Middleby (4) 3,095 523
Otis Worldwide  28,083 2,599
Parker-Hannifin  6,828 6,891
Pentair  32,045 3,178
RBC Bearings (4) 2,517 1,450
Sandvik (SEK)  67,419 2,971
Spirax Group (GBP)  3,869 412
SPX Technologies (4) 1,812 411
Standex International  923 242
Techtronic Industries (HKD)  69,500 1,126
Weir Group (GBP)  5,735 272
Westinghouse Air Brake Technologies  24,108 6,363
52,122
Passenger Airlines  0.1%
Ryanair Holdings, ADR  26,922 1,817
1,817
Professional Services  0.3%
Booz Allen Hamilton Holding  14,217 1,121
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(6)(7) 7,797 63
Equifax  7,399 1,546
Parsons (4) 8,817 582
Recruit Holdings (JPY)  32,200 1,401
UL Solutions, Class A  5,897 495
5,208
Trading Companies & Distributors  0.5%
AerCap Holdings  11,719 1,751
Bunzl (GBP)  37,358 1,102
Diploma (GBP)  4,813 368
QXO (4) 38,616 925
Rush Enterprises, Class A  2,773 197
SiteOne Landscape Supply (4) 6,130 876
Sumitomo (JPY)  78,800 3,346
W.W. Grainger  1,131 1,295
9,860
Total Industrials & Business Services 155,586

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  11.3%
Communications Equipment  0.3%
Arista Networks (4) 12,165 1,624
Cisco Systems  37,837 3,006
Telefonaktiebolaget LM Ericsson, Class B (SEK)  123,701 1,430
Viavi Solutions (4) 8,111 241
6,301
Electronic Equipment, Instruments & Components  0.9%
Advanced Energy Industries  1,438 482
Bel Fuse, Class B  2,358 542
Belden  1,493 214
Fabrinet (4) 1,347 735
Keysight Technologies (4) 37,677 11,579
Littelfuse  1,340 472
Mirion Technologies (4) 55,782 1,205
TE Connectivity  12,447 2,865
Teledyne Technologies (4) 603 411
18,505
IT Services  0.2%
Applied Digital (4) 9,900 270
Indra Sistemas (EUR) (5) 18,387 1,359
International Business Machines  4,706 1,130
Shopify, Class A (4) 13,909 1,679
4,438
Semiconductors & Semiconductor Equipment  5.6%
Advanced Micro Devices (4) 19,232 3,850
Analog Devices  14,571 5,184
ASML Holding (EUR)  5,461 7,942
ASML Holding  1,808 2,623
BE Semiconductor Industries (EUR)  5,889 1,320
Broadcom  57,534 18,385
Entegris  8,932 1,183
Impinj (4) 1,373 168
Infineon Technologies (EUR)  25,529 1,376
Intel (4) 27,558 1,257
KLA  2,519 3,840
Lam Research  5,079 1,188
Lattice Semiconductor (4) 24,312 2,325
MACOM Technology Solutions Holdings (4) 4,695 1,165
Monolithic Power Systems  1,181 1,349
NVIDIA  267,424 47,385
Onto Innovation (4) 1,763 381

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rambus (4) 4,066 405
Renesas Electronics (JPY)  89,200 1,682
Semtech (4) 7,760 700
SiTime (4) 817 325
Taiwan Semiconductor Manufacturing (TWD)  91,759 5,726
Taiwan Semiconductor Manufacturing, ADR  4,546 1,703
Texas Instruments  20,512 4,351
Tokyo Electron (JPY)  8,000 2,251
Tower Semiconductor (4) 2,344 293
118,357
Software  2.5%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $843 (4)(6)(7) 1,960 1,348
Aurora Innovation (4) 83,215 389
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $458 (4)(6)(7) 269 403
Cellebrite DI (4) 24,024 321
Crowdstrike Holdings, Class A (4) 1,901 707
Datadog, Class A (4) 2,737 306
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(6)(7) 5,153 110
InterDigital  4,471 1,639
Microsoft  88,504 34,759
Oracle  12,904 1,876
Palantir Technologies, Class A (4) 3,950 542
PAR Technology (4) 18,217 299
PTC (4) 9,835 1,540
Roper Technologies  1,838 643
Salesforce  8,900 1,734
SAP (EUR)  15,219 3,057
ServiceNow (4) 22,772 2,460
Synopsys (4) 2,530 1,047
53,180
Technology Hardware, Storage & Peripherals  1.8%
Apple  132,423 34,984
GPGI, Class A  18,285 410
IonQ (4) 129 5
Samsung Electronics (KRW)  17,372 2,600
37,999
Total Information Technology 238,780
MATERIALS  2.0%
Chemicals  0.8%
Air Liquide (EUR)  11,743 2,469

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corteva  6,200 497
Element Solutions  31,743 1,114
Linde  13,239 6,726
Mitsubishi Chemical Group (JPY)  120,000 891
PPG Industries  9,341 1,151
Sherwin-Williams  2,439 884
Shin-Etsu Chemical (JPY)  49,700 1,957
15,689
Construction Materials  0.2%
Heidelberg Materials (EUR)  4,422 985
Holcim (CHF)  13,334 1,226
Knife River (4) 4,585 408
Martin Marietta Materials  2,396 1,621
United States Lime & Minerals  1,922 219
4,459
Containers & Packaging  0.5%
Ball  54,277 3,643
International Paper  78,339 3,412
Packaging Corp. of America  14,655 3,402
10,457
Metals & Mining  0.4%
Antofagasta (GBP)  42,545 2,444
BHP Group (AUD)  27,180 1,103
BHP Group (GBP) (5) 29,174 1,193
Capstone Copper (CAD) (4) 34,510 357
Glencore (GBP)  158,312 1,144
Grupo Mexico, Series B (MXN)  60,872 771
OR Royalties  30,845 1,462
Royal Gold  192 58
Warrior Met Coal  3,736 311
8,843
Paper & Forest Products  0.1%
Louisiana-Pacific  3,215 273
Stora Enso, Class R (EUR)  90,630 1,229
1,502
Total Materials 40,950
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  20,727 842
Welltower, REIT  21,482 4,449
5,291

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,675 329
Segro (GBP)  79,169 896
Terreno Realty, REIT  8,092 535
1,760
Real Estate Management & Development  0.2%
Mitsubishi Estate (JPY)  58,100 1,959
Mitsui Fudosan (JPY)  136,400 1,839
3,798
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  42,531 2,856
Essex Property Trust, REIT  5,098 1,301
Flagship Communities REIT (5) 17,586 347
Independence Realty Trust, REIT  20,227 335
4,839
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  42,842 1,191
Macerich, REIT  10,020 205
Scentre Group (AUD)  601,758 1,636
3,032
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  9,194 378
Public Storage, REIT  4,867 1,494
VICI Properties, REIT  34,609 1,046
2,918
Total Real Estate 21,638
UTILITIES  1.0%
Electric Utilities  0.5%
Constellation Energy  7,089 2,339
Enel (EUR)  119,437 1,436
IDACORP  5,821 838
OGE Energy  13,683 672
Southern  60,205 5,863
Xcel Energy  2,292 191
11,339
Gas Utilities  0.1%
Atmos Energy  446 83
Chesapeake Utilities  7,177 976
1,059

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (4) 34,454 812
812
Multi-Utilities  0.4%
Ameren  21,753 2,464
Engie (EUR)  74,432 2,543
National Grid (GBP)  160,478 3,002
8,009
Water Utilities  0.0%
California Water Service Group  9,731 439
Middlesex Water  5,062 273
712
Total Utilities 21,931
Total Miscellaneous Common Stocks  0.2% (10) 4,751
Total Common Stocks (Cost $540,689) 1,060,466
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Life Sciences Tools & Services  0.0%
Alamar Biosciences, 0.00%, 7/8/27, Acquisition Date: 1/8/26,
Cost $107 (4)(6)(7) 106,660 107
Total Health Care 107
Total Convertible Bonds (Cost $107) 107
CONVERTIBLE PREFERRED STOCKS  0.3%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (4)(6)
(7)(8) 10,166 34
34
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (4)(6)(7) 22,936 20
20
Total Consumer Discretionary 54

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $47 (4)(6)(7) 2,528 —
Total Consumer Staples —
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $95 (4)(6)(7) 4,429 95
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $93 (4)(6)(7) 28,185 93
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $94 (4)(6)(7) 10,974 80
268
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(6)
(7) 68,919 57
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $57 (4)(6)
(7) 116,595 75
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $51 (4)(6)
(7) 78,645 51
183
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(6)(7) 54,988 74
74
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  840 262
Cellares, Series D, Acquisition Date: 12/12/25, Cost $105 (4)
(6)(7) 8,802 106
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (4)(6)(7) 5,327 93
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (4)(6)(7) 6,934 21
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(6)(7) 7,007 153
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (4)(6)(7) 3,255 71
706
Total Health Care 1,231

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (4)(6)(7) 1,856 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(6)
(7) 26,194 95
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (4)(6)(7) 4,650 17
VSE, 5.75%, 2/1/29  6,133 355
467
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (4)(6)(7) 5,632 17
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(6)(7) 1,899 7
24
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(6)(7) 3,445 2
2
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $297 (4)
(6)(7)(9) 297 297
297
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(6)(7) 11,613 94
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(6)(7) 16,497 134
228
Total Industrials & Business Services 1,018
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  7,074 413
413
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(6)(7) 3,986 2
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(6)
(7) 1,224 —
2
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (4)
(6)(7) 1,283 109
109

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(6)(7) 16 24
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(6)(7) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)
(6)(7) 2,493 474
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)
(6)(7) 5,892 1,119
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (4)(6)
(7) 593 113
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(6)(7) 7,205 154
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (4)(6)(7) 12,058 182
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(6)(7) 3,303 51
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(6)(7) 13,365 46
2,164
Total Information Technology 2,688
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(6)(7) 1,853 87
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(6)
(7) 2,982 33
120
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (4)(6)(7) 2,736 308
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (4)(6)(7) 1,194 135
443
Total Materials 563
Total Convertible Preferred Stocks (Cost $4,891) 5,554
CORPORATE BONDS  3.0%
3M, 5.15%, 3/15/35  315,000 325
Abbott Laboratories, 4.65%, 3/15/36  250,000 250
Abbott Laboratories, 5.50%, 3/15/56  290,000 291
AbbVie, 5.40%, 3/15/54  290,000 285
AES, 5.80%, 3/15/32  455,000 474
Alexandria Real Estate Equities, 2.00%, 5/18/32  55,000 47
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities, 5.50%, 10/1/35  90,000 93
Alphabet, 4.375%, 11/15/32  300,000 304
Alphabet, 4.80%, 2/15/36  345,000 351
Alphabet, 5.65%, 2/15/56  291,000 297
Amazon.com, 5.45%, 11/20/55  435,000 428
Ameren, 5.00%, 5/15/36  225,000 226
American Express, VR, 5.667%, 4/25/36 (11) 115,000 122
American Homes 4 Rent, 5.25%, 3/15/35  80,000 81
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  217,000 254
American Tower, 4.70%, 12/15/32  105,000 106
American Tower, 4.90%, 3/15/30  40,000 41
Antofagasta, 5.625%, 9/9/35  200,000 208
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 172
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 61
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 83
Appalachian Power, 5.65%, 4/1/34  76,000 80
Aptiv Swiss Holdings, 3.10%, 12/1/51  440,000 287
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 75,000 75
Aspen Insurance Holdings, 5.75%, 7/1/30  130,000 137
AT&T, 3.50%, 9/15/53  445,000 303
AT&T, 4.55%, 11/1/32  170,000 171
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 321
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 250
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  195,000 222
BAE Systems, 5.30%, 3/26/34 (1) 200,000 210
Banco Santander, 5.127%, 11/6/35  200,000 201
Banco Santander Chile, 4.55%, 11/20/30 (1) 290,000 292
Bank Hapoalim, 4.722%, 7/14/29 (1) 360,000 361
Bank of America, VR, 1.898%, 7/23/31 (11) 810,000 735
Bank of America, VR, 5.464%, 5/9/36 (11) 320,000 335
Bank of America, VR, 5.511%, 1/24/36 (11) 415,000 435
Barclays, VR, 5.367%, 2/25/31 (11) 200,000 208
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 209
BAT Capital, 5.35%, 8/15/32  320,000 336
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 436
Beignet Investor, 6.581%, 5/30/49 (1) 265,000 281
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 101
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  155,000 177
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 45
Boeing, 3.75%, 2/1/50  169,000 126
Boeing, 6.388%, 5/1/31  150,000 164
Boeing, 6.528%, 5/1/34  118,000 132

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 6.858%, 5/1/54  572,000 656
Bon Secours Mercy Health, 3.464%, 6/1/30  100,000 98
Boston Gas, 6.119%, 7/20/53 (1) 105,000 108
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 335
Brixmor Operating Partnership, 4.85%, 2/15/33  40,000 40
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 72
Broadcom, 4.55%, 2/15/32  145,000 147
Broadcom, 5.15%, 11/15/31  230,000 241
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 254
Cadence Design Systems, 4.70%, 9/10/34  204,000 205
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 200,000 207
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 290
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 62
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 243,662 254
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(12) 332,308 364
CBRE Services, 4.80%, 6/15/30  80,000 82
CBRE Services, 4.90%, 1/15/33  60,000 61
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 107
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 205
Centene, 4.25%, 12/15/27  60,000 60
Centene, 4.625%, 12/15/29  295,000 288
CFE Fibra, 5.875%, 9/23/40 (1) 198,334 198
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  80,000 81
Cigna Group, 6.00%, 1/15/56  110,000 114
Citigroup, VR, 4.952%, 5/7/31 (11) 415,000 426
Citigroup, VR, 5.174%, 9/11/36 (11) 95,000 97
Citigroup, VR, 5.333%, 3/27/36 (11) 165,000 170
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 71
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 106
Colbun, 5.375%, 9/11/35 (1) 200,000 203
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 320
CommonSpirit Health, 2.782%, 10/1/30  24,000 23
Constellation Energy Generation, 5.75%, 3/15/54  265,000 266
Corebridge Global Funding, 4.90%, 8/21/32 (1) 65,000 65
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 62
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 202
Credit Agricole, VR, 4.818%, 9/25/33 (1)(11) 565,000 569
Credit Agricole, VR, 5.222%, 5/27/31 (1)(11) 250,000 258
CVS Health, 5.00%, 9/15/32  105,000 108
CVS Health, 5.05%, 3/25/48  549,000 489
CVS Health, 5.625%, 2/21/53  335,000 319

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 240
Deere, 5.45%, 1/16/35  300,000 320
Diamondback Energy, 5.40%, 4/18/34  185,000 192
Diamondback Energy, 5.75%, 4/18/54  554,000 540
Element Fleet Management, 5.037%, 3/25/30 (1) 120,000 123
Eli Lilly, 5.55%, 10/15/55  175,000 178
EMD Finance, 4.625%, 10/15/32 (1) 425,000 430
Equitable America Global Funding, 4.70%, 9/15/32 (1) 23,000 23
Ferrari, 3.625%, 5/21/30 (EUR)  120,000 146
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (11) 430,000 431
First American Financial, 2.40%, 8/15/31  366,000 323
FirstEnergy, 2.65%, 3/1/30  268,000 253
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 46
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 101
Fiserv, 4.55%, 2/15/31  440,000 439
Florida Power & Light, 5.60%, 2/15/66  145,000 144
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 200
Ford Motor Credit, 5.73%, 9/5/30  200,000 206
Ford Motor Credit, 7.35%, 3/6/30  440,000 477
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 213
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 214
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 217
Freeport-McMoRan, 4.25%, 3/1/30  74,000 74
Freeport-McMoRan, 4.375%, 8/1/28  121,000 121
Freeport-McMoRan, 4.625%, 8/1/30  50,000 51
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 185
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 193
GE Vernova, 5.50%, 2/4/56  60,000 60
General Electric, 4.30%, 7/29/30  155,000 158
General Electric, 4.90%, 1/29/36  130,000 133
General Motors Financial, 5.45%, 1/8/36  65,000 66
General Motors Financial, 5.55%, 7/15/29  230,000 240
General Motors Financial, 6.40%, 1/9/33  78,000 85
GLP Capital, 5.25%, 2/15/33  185,000 187
GLP Capital, 5.625%, 3/1/36  135,000 135
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 388
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 305,000 310
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 335,000 339
Golub Capital Private Credit Fund, 5.875%, 5/1/30  238,000 238
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  392,000 405
Harbour Energy, 6.327%, 4/1/35 (1) 495,000 515

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 4.60%, 11/15/32  340,000 340
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 123
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 154
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 306
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 133
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 436
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 171
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 200,000 202
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 198
Hyundai Capital America, 4.55%, 1/8/31 (1) 235,000 237
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 132
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 103
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 63
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 122
Icon Investments Six, 5.849%, 5/8/29  205,000 210
Imperial Brands Finance, 6.375%, 7/1/55 (1) 405,000 420
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  120,000 145
Intel, 5.60%, 2/21/54  141,000 133
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 62
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 84
IPALCO Enterprises, 5.75%, 4/1/34  170,000 175
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 175,000 181
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 446
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 314
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 305,000 311
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 185,000 184
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 440,000 442
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 225,000 228
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 172
Kentucky Utilities, 5.85%, 8/15/55  30,000 31
Las Vegas Sands, 3.50%, 8/18/26  170,000 169
Leidos, 4.10%, 3/15/29  70,000 70
Louisville Gas & Electric, 5.85%, 8/15/55  30,000 31
LPL Holdings, 5.65%, 3/15/35  62,000 63
M&T Bank, VR, 5.40%, 7/30/35 (11) 215,000 218
Mars, 5.65%, 5/1/45 (1) 210,000 215
Marvell Technology, 2.95%, 4/15/31  247,000 231
Marvell Technology, 4.75%, 7/15/30  40,000 41
Marvell Technology, 5.45%, 7/15/35  180,000 187
Medline Borrower, 3.875%, 4/1/29 (1) 285,000 280
Medline Borrower, 6.25%, 4/1/29 (1) 128,000 132

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meta Platforms, 4.875%, 11/15/35  195,000 197
Meta Platforms, 5.50%, 11/15/45  240,000 237
Meta Platforms, 5.625%, 11/15/55  560,000 548
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 522
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 293
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 83,000 86
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 130,000 137
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (11) 430,000 428
Motorola Solutions, 5.40%, 4/15/34  140,000 146
Motorola Solutions, 5.55%, 8/15/35  280,000 295
NextEra Energy Capital Holdings, 5.85%, 3/1/56  435,000 437
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 180,000 183
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 167
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 100,000 102
NTT Finance, 4.876%, 7/16/30 (1) 200,000 205
NTT Finance, 5.171%, 7/16/32 (1) 200,000 207
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209
NXP, 3.125%, 2/15/42  208,000 155
NXP, 3.25%, 11/30/51  593,000 398
Occidental Petroleum, 6.05%, 10/1/54  155,000 154
Occidental Petroleum, 8.875%, 7/15/30  705,000 819
ONEOK, 6.05%, 9/1/33  306,000 329
Oracle, 4.80%, 9/26/32  120,000 117
Oracle, 5.20%, 9/26/35  155,000 150
Oracle, 5.70%, 2/4/36  180,000 180
Oracle, 5.95%, 9/26/55  830,000 730
Oracle, 6.85%, 2/4/66  155,000 149
Orange, 4.25%, 1/13/31 (1) 200,000 200
Orange, 5.00%, 1/13/36 (1) 235,000 236
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 282
Pacific Gas & Electric, 3.50%, 8/1/50  106,000 73
Pacific Gas & Electric, 4.95%, 7/1/50  105,000 91
Pacific Gas & Electric, 5.00%, 6/4/28  130,000 132
Pacific Gas & Electric, 5.05%, 10/15/32  230,000 234
Pacific Gas & Electric, 5.20%, 5/1/36  150,000 151
Pacific Gas & Electric, 5.90%, 10/1/54  59,000 58
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 109
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 666
Paychex, 5.60%, 4/15/35  105,000 107
Philip Morris International, 4.625%, 10/29/35  295,000 292
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 100,000 104
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 155,000 163
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 119

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 150,000 150
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 160,000 158
Public Service of Oklahoma, 5.45%, 1/15/36  350,000 363
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 475,000 210
Realty Income, 5.125%, 4/15/35  50,000 52
Regal Rexnord, 6.05%, 4/15/28  295,000 306
Reinsurance Group of America, 6.00%, 9/15/33  364,000 389
Revvity, 1.90%, 9/15/28  111,000 105
Revvity, 2.25%, 9/15/31  150,000 133
RGA Global Funding, 5.00%, 8/25/32 (1) 190,000 193
Rogers Communications, 5.00%, 2/15/29  342,000 350
Rogers Communications, 5.30%, 2/15/34  385,000 393
Ross Stores, 1.875%, 4/15/31  365,000 325
RTX, 2.82%, 9/1/51  114,000 73
RTX, 3.03%, 3/15/52  100,000 66
RTX, 5.15%, 2/27/33  103,000 108
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 120,000 121
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 86
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 159
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 175,000 179
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 379
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 429
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 72
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 329
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 330
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 172
Sherwin-Williams, 5.15%, 8/15/35  30,000 31
Snam, 6.50%, 5/28/55 (1) 200,000 216
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 275,000 272
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 305,000 313
Societe Generale, VR, 6.691%, 1/10/34 (1)(11) 260,000 285
Solventum, 5.90%, 4/30/54  273,000 273
Southern California Edison, 4.80%, 3/15/33  125,000 126
Southern California Gas, 5.45%, 6/15/35  135,000 142
Southern Gas Capital, Series B, 5.10%, 9/15/35  95,000 97
Southern Power, Series B, 4.90%, 10/1/35  90,000 90
Sprint Capital, 8.75%, 3/15/32  295,000 360
Standard Chartered, VR, 4.529%, 6/5/32 (1)(11) 730,000 731
State Street, VR, 4.784%, 10/23/36 (11) 75,000 75
Sutter Health, 5.164%, 8/15/33  100,000 104
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 53
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 207
Synopsys, 4.85%, 4/1/30  220,000 225

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys, 5.70%, 4/1/55  220,000 220
T-Mobile USA, 3.50%, 4/15/31  250,000 241
T-Mobile USA, 4.625%, 1/15/33  435,000 438
T-Mobile USA, 5.00%, 2/15/36  335,000 337
T-Mobile USA, 5.05%, 7/15/33  475,000 490
T-Mobile USA, 5.70%, 1/15/56  285,000 280
T-Mobile USA, 5.875%, 11/15/55  135,000 136
Targa Resources, 5.65%, 2/15/36  100,000 104
Targa Resources, 6.125%, 5/15/55  47,000 47
Targa Resources, 6.15%, 3/1/29  115,000 122
Targa Resources Partners, 5.50%, 3/1/30  450,000 458
Thermo Fisher Scientific, 4.55%, 6/15/33  70,000 71
Thermo Fisher Scientific, 4.894%, 10/7/37  260,000 262
Thermo Fisher Scientific, 5.546%, 2/12/46  115,000 117
Time Warner Cable, 6.75%, 6/15/39  131,000 134
Time Warner Cable, 7.30%, 7/1/38  38,000 41
Toronto-Dominion Bank, 4.928%, 10/15/35  170,000 171
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 99
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 92
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 36
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 317
Uber Technologies, 4.80%, 9/15/34  47,000 47
Uber Technologies, 4.80%, 9/15/35  235,000 233
UnitedHealth Group, 4.50%, 4/15/33  310,000 309
UnitedHealth Group, 5.30%, 6/15/35  130,000 135
UnitedHealth Group, 5.95%, 6/15/55  75,000 78
Verizon Communications, 5.875%, 11/30/55  330,000 332
Vertiv Holdings, 5.80%, 3/15/56  30,000 30
Vistra Operations, 5.70%, 12/30/34 (1) 8,000 8
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 111
Vistra Operations, 6.95%, 10/15/33 (1) 380,000 426
Wells Fargo, VR, 5.15%, 4/23/31 (11) 706,000 731
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 145,000 147
Total Corporate Bonds (Cost $63,068) 63,769
EQUITY FUNDS  9.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,275,327 105,189
T. Rowe Price Real Assets Fund - I Class (2) 4,197,943 87,191
Total Equity Funds (Cost $100,835) 192,380

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 334
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 205
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 200,000 203
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 528
Corp. Andina de Fomento, VR, 6.75% (1)(11)(13) 200,000 210
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 410
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 300,000 306
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 209
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,054 212
Petroleos Mexicanos, 5.95%, 1/28/31  300,000 294
Petroleos Mexicanos, 8.75%, 6/2/29  455,000 490
Petroleos Mexicanos, 10.00%, 2/7/33  360,000 421
Republic of Brazil, 6.00%, 10/20/33  280,000 287
Republic of Chile, 3.10%, 5/7/41  560,000 443
Republic of Colombia, 6.125%, 1/21/31  200,000 200
Republic of Colombia, 6.50%, 1/21/33  200,000 199
Republic of Colombia, 7.75%, 11/7/36  270,000 281
Republic of Peru, 6.20%, 6/30/55  300,000 316
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 160,000 196
Republic of Romania, 5.75%, 7/4/36 (1) 200,000 200
Republic of Romania, 6.625%, 5/16/36 (1) 414,000 441
Saudi Telecom, 3.89%, 5/13/29 (1) 760,000 753
State of Israel, Series 10Y, 5.00%, 1/13/36  210,000 209
State of Israel, Series 10Y, 5.50%, 3/12/34 (5) 261,000 272
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 201
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 203
United Mexican States, 6.125%, 2/9/38  280,000 284
Total Foreign Government Obligations & Municipalities
(Cost $8,091) 8,307
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  50,000 54
54
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  50,000 55
55
Total Municipal Securities (Cost $105) 109

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  130,000 136
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 159
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.934%, 11/15/34 (1) 195,000 2
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 110,000 111
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.952%, 12/15/39 (1) 262,682 263
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.301%, 5/15/41 (1) 473,741 474
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.06%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 44,836 41
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 128,642 114
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  48,864 49
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.301%, 8/15/41 (1) 305,000 305
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 168,781 170
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 131,813 133
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.638%, 3/25/50 (1) 90,141 87
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 281,656 240
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 17,762 17
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 9,041 9
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 180,004 181
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 250,000 227
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.688%, 7/25/44 (1) 1,907 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 138,672 123
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 81,060 82
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 249,527 252

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 163,080 164
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 330,000 330
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 208,197 180
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 138
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 50,492 47
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 58,361 54
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 215,504 195
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 50,978 47
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 606 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 1,333 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 219,352 198
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 172,997 174
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 236,659 239
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 115,000 117
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.251%, 5/15/41 (1) 375,000 373
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.867%, 8/25/70 (1) 211,988 212
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 95,346 96
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 88,351 89
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 205,995 176
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 92,676 94
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 135,000 135
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 71,995 65
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 101,451 102

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.817%, 7/27/65 (1) 105,678 106
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 996,013 736
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 395,000 409
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 130,166 132
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.051%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  91,503 90
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.778%, 8/25/47 (1) 158,305 153
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 21,459 21
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 6,527 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 19,064 18
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 94,967 95
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.917%, 5/25/44 (1) 178,571 179
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.767%, 9/25/45 (1) 93,922 94
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.788%, 10/25/59 (1) 78,043 78
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.802%, 6/25/65 (1) 239,538 244
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.802%, 6/25/65 (1) 124,205 126
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.198%, 1/25/66 (1) 98,976 100
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.251%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 269,172 229
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 215
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 690
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $11,141) 10,805

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES  5.9%
Blackstone Partners Offshore Fund, Series E1 (4)(6) 41,743 123,836
Total Private Investment Companies (Cost $81,748) 123,836
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.6%
U.S. Government Agency Obligations  2.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  44,321 43
3.00%, 12/1/42 - 4/1/43  590,626 557
3.50%, 8/1/42 - 3/1/46  669,077 648
4.00%, 8/1/40 - 12/1/41  275,405 275
4.50%, 6/1/39 - 10/1/41  195,425 199
5.00%, 12/1/36 - 8/1/40  74,111 78
6.00%, 10/1/32 - 8/1/38  44,371 45
6.50%, 5/1/32 - 10/1/32  3,521 4
7.00%, 4/1/32 - 6/1/32  3,234 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  2,748 3
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  5,046 5
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  4,231 4
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  757,995 99
2.50%, 7/25/50  1,563,734 268
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  50,171 46
2.00%, 8/1/36 - 9/1/52  2,626,208 2,238
2.50%, 3/1/42 - 5/1/52  2,469,007 2,173
3.00%, 5/1/31 - 7/1/52  1,028,843 954
3.50%, 11/1/47 - 11/1/50  415,884 402
4.00%, 8/1/37 - 9/1/52  364,910 360
4.50%, 9/1/37 - 10/1/53  835,743 830
5.00%, 10/1/52 - 2/1/56  1,349,479 1,362
5.50%, 8/1/53 - 10/1/55  2,152,740 2,205
6.00%, 6/1/53 - 8/1/55  2,373,098 2,453
6.50%, 8/1/54 - 9/1/55  683,600 715
Federal National Mortgage Assn.
3.00%, 2/1/44  4,514 4
3.50%, 6/1/42 - 5/1/46  360,099 349
4.00%, 11/1/40  120,805 121
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.453%, 8/1/36  7,865 8

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  271,540 35
2.50%, 5/25/47  874,754 114
6.50%, 2/25/32  1,330 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  657,604 584
2.00%, 9/1/36 - 4/1/52  9,406,262 7,987
2.50%, 1/1/32 - 6/1/52  5,235,553 4,623
3.00%, 8/1/27 - 7/1/52  3,132,866 2,938
3.50%, 2/1/35 - 1/1/52  1,442,487 1,393
4.00%, 7/1/35 - 12/1/52  1,911,765 1,898
4.50%, 7/1/39 - 7/1/52  1,022,008 1,030
5.00%, 7/1/33 - 1/1/56  1,710,331 1,739
5.50%, 11/1/34 - 11/1/55  3,203,203 3,278
6.00%, 3/1/33 - 10/1/55  2,163,265 2,258
6.50%, 7/1/32 - 8/1/55  1,036,400 1,086
7.00%, 9/1/30 - 4/1/32  1,572 2
UMBS, TBA (14)
1.50%, 3/1/41  130,000 118
2.00%, 3/1/41 - 3/1/56  3,950,000 3,352
2.50%, 3/1/41 - 3/1/56  2,890,000 2,536
3.00%, 3/1/56  1,705,000 1,542
3.50%, 3/1/56  1,925,000 1,815
4.00%, 3/1/56  900,000 875
4.50%, 3/1/56  355,000 351
5.00%, 3/1/56  330,000 331
6.00%, 3/1/56  3,885,000 3,985
60,322
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  157,420 145
2.00%, 1/20/51 - 8/20/51  2,227,643 1,888
2.50%, 8/20/50 - 12/20/51  2,618,309 2,311
3.00%, 9/15/42 - 7/20/50  1,392,306 1,287
3.50%, 11/20/42 - 7/20/52  1,201,467 1,159
4.00%, 2/20/41 - 10/20/52  992,641 973
4.50%, 11/20/39 - 6/20/53  948,441 952
5.00%, 7/20/39 - 6/20/48  576,924 594
5.50%, 10/20/32 - 3/20/49  303,758 313
6.00%, 8/20/34 - 11/20/52  412,675 430
7.00%, 9/20/27  114 —
7.50%, 1/15/30  1,612 2
Government National Mortgage Assn., CMO

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 11/20/47 - 12/20/47  39,190 37
3.50%, 10/20/50  190,000 162
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,620,380 550
2.50%, 6/20/51  2,232,616 326
3.50%, 5/20/43  82,642 13
4.00%, 2/20/43  31,917 5
Government National Mortgage Assn., TBA (14)
4.50%, 3/20/56  815,000 805
5.00%, 3/20/56  1,965,000 1,972
5.50%, 3/20/56  1,245,000 1,261
15,185
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $76,927) 75,507
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.5%
U.S. Treasury Obligations  4.5%
U.S. Treasury Bonds, 2.375%, 2/15/42  1,205,000 916
U.S. Treasury Bonds, 3.375%, 8/15/42  5,705,000 4,971
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 2,006
U.S. Treasury Bonds, 4.00%, 11/15/42  4,260,000 4,019
U.S. Treasury Bonds, 4.00%, 11/15/52  420,000 377
U.S. Treasury Bonds, 4.125%, 8/15/53  1,190,000 1,092
U.S. Treasury Bonds, 4.25%, 2/15/54  4,265,000 3,995
U.S. Treasury Bonds, 4.25%, 8/15/54  3,515,000 3,294
U.S. Treasury Bonds, 4.375%, 8/15/43  1,645,000 1,618
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 8,695,000 8,669
U.S. Treasury Bonds, 4.50%, 11/15/54 (15) 2,795,000 2,731
U.S. Treasury Bonds, 4.625%, 11/15/44  4,015,000 4,053
U.S. Treasury Bonds, 4.625%, 2/15/55  900,000 898
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,461
U.S. Treasury Notes, 0.625%, 11/30/27  3,860,000 3,680
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 4,020
U.S. Treasury Notes, 3.75%, 5/15/28  940,000 947
U.S. Treasury Notes, 3.75%, 12/31/30 (15) 5,515,000 5,570
U.S. Treasury Notes, 3.75%, 8/31/31  5,125,000 5,167
U.S. Treasury Notes, 3.875%, 12/31/27  4,990,000 5,031
U.S. Treasury Notes, 3.875%, 4/30/30  4,465,000 4,534
U.S. Treasury Notes, 4.00%, 6/30/28  2,165,000 2,195
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,237
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 484
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,326

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.00%, 1/31/31  4,920,000 5,024
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,844
U.S. Treasury Notes, 4.25%, 11/15/34  385,000 396
U.S. Treasury Notes, 4.375%, 11/30/28  1,005,000 1,031
U.S. Treasury Notes, 4.375%, 12/31/29  2,040,000 2,107
U.S. Treasury Notes, 4.375%, 11/30/30  3,930,000 4,076
U.S. Treasury Notes, 4.625%, 9/30/28  375,000 386
U.S. Treasury Notes, 4.625%, 4/30/31  3,265,000 3,430
U.S. Treasury Notes, 4.625%, 5/31/31  945,000 993
95,578
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $95,038) 95,578
SHORT-TERM INVESTMENTS  3.5%
Money Market Funds  3.5%
T. Rowe Price Government Reserve Fund, 3.73% (2)(16) 74,335,040 74,335
Total Short-Term Investments (Cost $74,335) 74,335
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (2)(16) 3,650,899 3,651
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,651
Total Securities Lending Collateral (Cost $3,651) 3,651
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap, 1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (4) 2 57,650 146

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S45, 5 Year
Index, 12/20/30),
Pay 5.00% Quarterly,
Receive upon credit
default, 4/15/26 @
1.07%* (4) 1 5,800 72
Morgan Stanley
10 Year Interest Rate
Swap, 4/8/36 Pay
Fixed 4.05% Annually,
Receive Variable
3.68% (SOFR)
Annually, 4/6/26 @
4.05%* (4) 1 5,760 1
Morgan Stanley
S&P 500 Index,
Call, 4/17/26 @
$7,125.00 (4) 69 47,464 344
Total Options Purchased (Cost $463) 563
Total Investments in Securities  100.9%
(Cost $1,495,560) $ 2,120,143
Other Assets Less Liabilities (0.9)% (19,931)
Net Assets 100.0% $ 2,100,212
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,095 and represents 2.7% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at February 28, 2026.
(6) Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,391 and represents 0.4% of net assets.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, were $429 and were valued at $447
(0.0% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $18,943 and represents 0.9% of net assets.
(15) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.2)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.2)%
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 6.00%, 3/20/56  3,905,000 (3,984)
Total TBA Sales Commitments (Proceeds $(3,977)) (3,984)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 57,650 (67)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 5,800 (15)
Morgan Stanley
S&P 500 Index, Put,
4/17/26 @ $6,150.00 69 47,464 (213)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/20/26 @ $81.00 2,373 19,155 (18)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/20/26 @ $81.00 2,373 19,155 (166)
Total Options Written (Premiums $(463)) $ (479)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,225 526 501 25
Total Bilateral Credit Default Swaps, Protection
Sold 501 25
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 71 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 110 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 26 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 24 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 32 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 173 1 3 (2)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 174 3 6 (3)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 23 (1) (1) —

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 35 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 34 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
4.024% (SOFR + 0.35%) Monthly,
1/18/28 782 (1) — (1)
Total Bilateral Total Return Swaps 12 (8)
Total Bilateral Swaps 513 17
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 291 1 (1) 2
Total Centrally Cleared Credit Default Swaps,
Protection Bought 2
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 712 (18) 7 (25)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: SES,
Ba1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 378 (18) (13) (5)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (30)
Total Centrally Cleared Swaps (28)
Net payments (receipts) of variation margin to date 26
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $11

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/6/26 THB 22,885 USD 720 $ 16
Bank of America 3/6/26 USD 143 PHP 8,505 (4)
Deutsche Bank 3/6/26 USD 146 PHP 8,675 (4)
Deutsche Bank 4/10/26 KZT 150,315 USD 292 4
Deutsche Bank 4/10/26 USD 294 KZT 150,315 (3)
Deutsche Bank 4/17/26 HUF 252,759 USD 793 (3)
Goldman Sachs 3/6/26 PHP 42,525 USD 720 17
HSBC Bank 4/24/26 USD 579 AUD 855 (30)
JPMorgan Chase 3/6/26 USD 284 PHP 16,840 (8)
JPMorgan Chase 3/9/26 MYR 2,950 USD 720 39
Morgan Stanley 5/22/26 USD 2,360 EUR 1,984 6
Nomura Securities
International 4/24/26 USD 523 AUD 750 (10)
RBC Dominion
Securities 4/24/26 USD 752 CAD 1,034 (9)
Standard Chartered 3/6/26 USD 143 PHP 8,505 (4)
Standard Chartered 3/9/26 USD 734 MYR 2,950 (24)
State Street 4/17/26 HUF 70,420 USD 218 2
UBS Investment Bank 3/6/26 USD 734 THB 22,885 (3)
UBS Investment Bank 4/17/26 USD 969 HUF 323,179 (41)
UBS Investment Bank 4/24/26 AUD 1,605 USD 1,072 70
Net unrealized gain (loss) on open forward
currency exchange contracts $ 11

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 29 MSCI EAFE Index contracts 3/26 (4,589) $ (408)
Short, 70 S&P 500 E-Mini Index contracts 3/26 (24,112) (23)
Short, 11 Euro BOBL contracts 6/26 (1,535) (3)
Short, 5 Euro BUND contracts 6/26 (763) (2)
Short, 5 Government of Canada five year bond
contracts 6/26 (423) (1)
Long, 20 U.S. Treasury Notes five year contracts 6/26 2,203 8
Long, 107 U.S. Treasury Notes two year contracts 6/26 22,392 25
Short, 3 Ultra U.S. Treasury Notes ten year
contracts 6/26 (350) (2)
Net payments (receipts) of variation margin to date 506
Variation margin receivable (payable) on open futures contracts $ 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.82%  $ — $ (2,584) $ 2,668
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.58%  41 4,966 2,675
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.77%  (12) 16 407
T. Rowe Price Institutional Emerging Markets
Equity Fund  4,482 30,604 1,059
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.48%  (39) (423) 1,230
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.99%  (93) 539 2,740
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.08%  — 762 2,441
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 0.35%  — (84) 400
T. Rowe Price Real Assets Fund - I Class  3,961 24,742 2,675
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.58%  (2,350) 4,708 1,354
T. Rowe Price Government Reserve Fund,
3.73% — — 615++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,245++
Affiliates not held at period end (11,863) 9,488 4,257
Totals $ (5,873)# $ 72,734 $ 23,766+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.82%  $ 50,562 $ 32,396 $ — $ 80,374
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.58%  53,692 5,806 1,959 62,505
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.77%  8,714 907 811 8,826
T. Rowe Price Institutional
Emerging Markets Equity
Fund  88,069 2,424 15,908 105,189
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.48%  22,883 1,475 1,484 22,451
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 5.99%  50,616 4,781 1,293 54,643
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.08%  87,811 6,681 — 95,254
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 0.35%  8,957 1,399 — 10,272
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  60,090 4,257 73,835 —
T. Rowe Price Real Assets
Fund - I Class  79,013 2,675 19,239 87,191
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.58%  43,591 1,344 6,350 43,293
T. Rowe Price Government
Reserve Fund, 3.73% 8,384  ¤  ¤ 74,335
T. Rowe Price Treasury
Reserve Fund, 3.67% 63,635  ¤  ¤ 3,651
Total $ 647,984^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1,365 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23,766 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $585,897.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 281,633 $ — $ 281,633
Bond Funds 377,618 — — 377,618
Common Stocks 789,707 268,149 2,610 1,060,466
Convertible Bonds — — 107 107
Convertible Preferred Stocks 1,030 — 4,524 5,554
Equity Funds 192,380 — — 192,380
Private Investment
Companies — — 123,836 123,836
Short-Term Investments 74,335 — — 74,335
Securities Lending Collateral 3,651 — — 3,651
Options Purchased — 563 — 563
Total Securities 1,438,721 550,345 131,077 2,120,143
Swaps* — 535 — 535
Forward Currency Exchange
Contracts — 154 — 154
Futures Contracts* 33 — — 33
Total $ 1,438,754 $ 551,034 $ 131,077 $ 2,120,865
Liabilities
TBA Sales Commitments $ — $ 3,984 $ — $ 3,984
Options Written — 479 — 479
Swaps* — 33 — 33
Forward Currency Exchange
Contracts — 143 — 143
Futures Contracts* 439 — — 439
Total $ 439 $ 4,639 $ — $ 5,078

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $7,721,000 for the period ended February 28, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Common
Stocks $ 1,025 $ 595 $ 1,119 $ (83) $ — $ (46) $ 2,610
Convertible
Bonds 68 (11) 107 — — (57) 107
Convertible
Preferred
Stocks 3,036 1,025 735 (375) 103 — 4,524
Private
Investment
Companies 85,326 9,510 37,000 (8,000) — — 123,836
Total $ 89,455 $ 11,119 $ 38,961 $ (8,458) $ 103 $ (103) $ 131,077

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 2,610 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 9.6x
7.2x Increase
Sales growth
rate
17%
– 24%
23% Increase
Enterprise
value to gross
profit multiple
4.9x
– 12.3x
9.5x Increase
Gross profit
growth rate
17%
– 25%
24% Increase
Premium to
public company
multiples
19%
– 26%
23% Increase
Discount to
public company
multiples
13%
– 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 107 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 4,524 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
– 30.7x
8.9x Increase
Sales growth
rate
15%
– 127%
53% Increase
Enterprise
value to gross
profit multiple
2.6x
– 32.3x
12.6x Increase
Gross profit
growth rate
17%
– 116%
45% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
– 79%
26% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Cost of capital 20%
– 38%
26% Decrease
Rate of return 29%
– 35%
32% Decrease
Discount to
public company
multiples
13%
– 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% – 5% 5% Increase
Volatility 45%
– 58%
55% Increase
Private
Investment
Companies
$ 123,836 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F102-054Q3 02/26